Quarterly Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Information

	(in thousands, except per share data)
	Year Ended December 31, 2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$5,568,419	$6,460,774	$6,742,202	$6,295,884
Gross margin (1)	726,406	1,166,590	1,290,150	1,112,262
Net earnings (2)	380,112	713,615	706,287	681,070
Net earnings attributable to Nucor stockholders (2)	354,179	683,153	676,656	646,779
Net earnings per share:
Basic	$1.11	$2.14	$2.13	$2.08
Diluted	$1.10	$2.13	$2.13	$2.07

	(in thousands, except per share data)
	Year Ended December 31, 2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter

Net sales	$4,815,179	$5,174,769	$5,170,117	$5,092,328
Gross margin (3)	760,250	709,625	578,964	520,568
Net earnings (4)	377,648	341,724	266,105	395,094
Net earnings attributable to Nucor stockholders (4)	356,899	323,048	254,850	383,891
Net earnings per share:
Basic	$1.11	$1.00	$0.79	$1.20
Diluted	$1.11	$1.00	$0.79	$1.20

(1)	Second quarter results include a benefit of $9.6 million related to insurance recoveries. Third quarter results include a benefit of $18.0 million related to insurance recoveries.
(2)

First quarter results include the write off of deferred tax assets of $21.8 million due to the change in the tax status of a subsidiary. Second quarter results include a benefit of $23.3 million (which includes the amount in gross margin) related to insurance recoveries. Third quarter results include a non-cash impairment charge of $110.0 million related to our proved producing natural gas well assets, as well as a benefit of $24.8 million (which includes the amount in gross margin) related to insurance recoveries.

(3)	First quarter results include inventory-related purchase accounting charges of $9.8 million related to the acquisition of Southland and Republic.
(4)

Third quarter results include a net benefit of $13.2 million related to tax return true-ups and state tax credits as well as an expense of $22.5 million related to certain legal matters. Fourth quarter results include a provisional net benefit of $175.2 million related to the impacts of U.S. federal tax legislation enacted in the fourth quarter of 2017.